Capitalized Development Cost and Other Long-Term Assets (Tables)	12 Months Ended
Dec. 31, 2023
Capitalized Development Cost and Other Long-Term Assets [Abstract]
Schedule of Capitalized Cost and Other Long-Term Assets	Capitalized cost and other long-term assets consisted of the following (in thousands):
	Year Ended December 31,
	2023	2022
	(in thousands)
Capitalized development cost	$6,216	$2,146
Other receivables	1,483	-
Total	$7,699	$2,146